BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities
	Shares Issuable
	Six Months Ended June 30,
	2012	2011
Convertible Notes	148,780	277,389
Stock Options	1,293,500	442,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	7,805,954	719,389

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%